ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Tables)	6 Months Ended
Jun. 30, 2023
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
Schedule of movement of allowance for deductions from revenue

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2023	46,636	1,234	47,870
Increases	16,918	759	17,677
Decreases (utilized)	(48,598)	(1,072)	(49,670)
Adjustments	910	(403)	507
As of June 30, 2023	15,866	518	16,384
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2022	29,742	969	30,711
Increases	53,282	1,714	54,996
Decreases (utilized)	(45,317)	(1,363)	(46,680)
Adjustments	271	(75)	196
As of June 30, 2022	37,978	1,245	39,223